Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Separate Financial Statements [Abstract]
Investments in joint ventures	The following table provides aggregated summarized financial information for the group's joint ventures as it relates to the amounts recognized in the group income statement and on the group balance sheet.

					$ million
		Income statement			Balance sheet
		Earnings from joint ventures - after interest and tax			Investments in joint ventures
	2024	2023	2022	2024	2023
Azule Energy	504	700	540	5,109	5,066
Pan American Energy Group	—	—	538	—	—
Other joint ventures[a]	405	(633)	50	7,182	7,369
	909	67	1,128	12,291	12,435

				$ million
				Gross amount
	2024	2023		2022
	Azule Energy	Azule Energy	Azule Energy	PAEG
Sales and other operating revenues	5,410	5,164	2,274	6,408
Profit (loss) before interest and taxation	1,896	2,146	1,460	1,560
Finance costs	512	400	218	376
Profit (loss) before taxation[a]	1,384	1,746	1,242	1,184
Taxation	376	346	162	108
Profit (loss) for the year	1,008	1,400	1,080	1,076
Other comprehensive income	—	—	—	—
Total comprehensive income	1,008	1,400	1,080	1,076
Non-current assets	20,584	18,788
Current assets[b]	3,384	3,928
Total assets	23,968	22,716
Current liabilities[c]	3,576	2,510
Non-current liabilities[d]	10,174	10,074
Total liabilities	13,750	12,584
Net assets	10,218	10,132
Less: non-controlling interests	—	—
	10,218	10,132
aAzule Energy includes depreciation and amortisation of $2,844 million (2023 $2,768 million and 2022 $1,145 million), interest income of $nil (2023 $nil and 2022 $11 million) and interest expense of $513 million (2023 $407 million and 2022 $218 million). For 2022 PAEG includes depreciation and amortisation of $1,039 million, interest income of $29 million  and interest expense of $375 million.
bAzule Energy includes cash and cash equivalents of $570 million (2023 $603 million).
cAzule Energy includes current financial liabilities of $3,417 million (2023 $2,409 million).
dAzule Energy includes non-current financial liabilities of $3,426 million (2023 $4,735 million).
Transactions between the group and its joint ventures are summarized below.

						$ million
Sales to joint ventures		2024		2023		2022
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	3,653	507	3,585	501	4,212	316

Purchases from joint ventures		2024		2023		2022
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
LNG, crude oil and oil products, natural gas, refinery operating costs, plant processing fees	2,952	468	3,328	427	1,893	574

Summarized financial information relating to the group's share of joint ventures

										$ million
										bp share
			2024			2023				2022
	Azule Energy	Other	Total	Azule Energy	Other	Total	Azule Energy	PAEG	Other	Total
Sales and other operating revenues	2,705	12,164	14,869	2,582	13,705	16,287	1,137	3,204	9,770	14,111
Profit (loss) before interest and taxation	948	(74)	874	1,073	8	1,081	730	780	255	1,765
Finance costs	256	249	505	200	421	621	109	188	137	434
Profit (loss) before taxation	692	(323)	369	873	(413)	460	621	592	118	1,331
Taxation	188	(729)	(541)	173	219	392	81	54	67	202
Non-controlling interest	—	1	1	—	1	1	—	—	1	1
Profit (loss) for the year	504	405	909	700	(633)	67	540	538	50	1,128
Other comprehensive income	—	(3)	(3)	—	45	45	—	—	50	50
Total comprehensive income	504	402	906	700	(588)	112	540	538	100	1,178
Non-current assets	10,292	13,871	24,163	9,394	16,505	25,899
Current assets	1,692	4,363	6,055	1,964	4,387	6,351
Total assets	11,984	18,234	30,218	11,358	20,892	32,250
Current liabilities	1,788	2,914	4,702	1,255	2,992	4,247
Non-current liabilities	5,087	5,057	10,144	5,037	7,505	12,542
Total liabilities	6,875	7,971	14,846	6,292	10,497	16,789
Net assets	5,109	10,263	15,372	5,066	10,395	15,461
Less: non-controlling interests	—	(11)	(11)	—	(15)	(15)
	5,109	10,252	15,361	5,066	10,380	15,446

Group investment in joint ventures
Group share of net assets (as above)	5,109	10,252	15,361	5,066	10,380	15,446
Cumulative impairment charge	—	(3,066)	(3,066)	—	(3,007)	(3,007)
Loans made by group companies to joint ventures	—	(4)	(4)	—	(4)	(4)
	5,109	7,182	12,291	5,066	7,369	12,435